CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Current assets:
Cash and cash equivalents		$ 340	$ 358		$ 425
Accounts receivable, net of allowance for doubtful accounts of $51 and $32		1,715	1,752		1,764
Settlement assets		7,688	7,555	[1]	7,542	[1]
Other current assets		414	289		345
Total current assets		10,157	9,954		10,076
Property and equipment, net of accumulated depreciation of $1,233 and $1,150		908	930		849
Goodwill		16,861	17,017		17,248
Customer relationships, net of accumulated amortization of $4,871 and $4,418		2,471	2,604		3,162
Other intangibles, net of accumulated amortization of $1,965 and $1,743		1,757	1,745		1,720
Investment in affiliates		1,088	1,101		1,334
Long-term settlement assets	[1]		3		15
Other long-term assets		896	915		836
Total assets		34,138	34,269		35,240
Current liabilities:
Accounts payable		265	280		288
Short-term and current portion of long-term borrowings		496	161		146
Settlement obligations		7,689	7,557	[1]	7,553	[1]
Other current liabilities		1,297	1,533		1,631
Total current liabilities		9,747	9,531		9,618
Long-term borrowings		20,641	20,711		22,557
Long-term deferred tax liabilities		530	521		553
Other long-term liabilities		790	788		750
Total liabilities		$ 31,708	$ 31,551		$ 33,478
Commitments and contingencies (See note 9)
Redeemable noncontrolling interest		$ 78	$ 70		$ 69
First Data Corporation stockholder’s deficit:
Common stock, $0.01 par value; 1,000 shares authorized and issued (2014 and 2013)		0	0		0
Additional paid-in capital		9,904	9,906		7,384
Paid-in capital			9,906		7,384
Accumulated loss		(9,542)	(9,429)		(8,285)
Accumulated other comprehensive loss		(1,085)	(929)		(589)
Total First Data Corporation stockholder’s deficit		(723)	(452)		(1,490)
Noncontrolling interests		3,075	3,100		3,183
Total equity		2,352	2,648		1,693
Total liabilities and equity		$ 34,138	$ 34,269		$ 35,240

[1]	The majority of the Guarantor settlement assets relate to FDC’s merchant acquiring business. FDC believes the settlement assets are not available to satisfy any claims other than those related to the settlement liabilities.